AMOUNTS OWED NORTH CAROLINA STATE UNIVERSITY ("NCSU")	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
AMOUNTS OWED NORTH CAROLINA STATE UNIVERSITY [Abstract]
AMOUNTS OWED NORTH CAROLINA STATE UNIVERSITY ("NCSU")

NOTE 4. - AMOUNTS OWED NORTH CAROLINA STATE UNIVERSITY ("NCSU")

Pursuant to the terms of an exclusive license agreement with NCSU, the Company owes NCSU approximately $865,000 as of September 30, 2012 for patent costs and license fees (as compared to $753,000 owed as of December 31, 2011). These amounts are included in accounts payable and accrued liabilities in the consolidated balance sheets. The Company was required to pay these amounts within thirty days of being invoiced and they are past due. NCSU has the right to claim interest on the balance. Management periodically communicates its plans for commercialization of products using the technology licensed from NCSU and believes its relations with NCSU are sound. In order to facilitate the Company's plans to raise capital and commercialize its products NCSU agreed, in a letter dated November 22, 2011, not to invoke its rights to terminate for non-payment or non-performance that it may have under the agreement until October 15, 2012. Currently, NCSU may have the right to terminate the exclusive license agreement, but can only do so with a 60-day prior written notice, including the opportunity to cure within this timeframe. As of September 30, 2012, patent costs associated with the exclusive license agreements that could potentially be terminated had a carrying value of approximately $700,000. Additionally, NCSU has not imposed interest charges on past due amounts invoiced to the Company and as such the Company has not recorded accrued interest or interest expense.

NOTE 3. - AMOUNTS OWED NORTH CAROLINA STATE UNIVERSITY ("NCSU")

Pursuant to the terms of an exclusive license agreement with NCSU, the Company owes NCSU approximately $753,000 as of December 31, 2011 for patent costs and license fees (as compared to $1,128,000 owed as of December 31, 2010). These amounts are included in accounts payable and accrued liabilities in the consolidated balance sheets. The Company was required to pay these amounts within thirty days of being invoiced and they are past due. NCSU has the right to claim interest on the balance. During 2011 the Company paid NCSU a total of approximately $745,000 for past due amounts as well as current patent costs and royalties. Management periodically communicates its plans for commercialization of products using the technology licensed from NCSU and believes its relations with NCSU are sound. In order to facilitate the Company's plans to raise capital and commercialize its products NCSU agreed, in a letter dated November 22, 2011, not to invoke its rights to terminate for non-payment or non-performance that it may have under the agreement until October 15, 2012. After October 15, 2012, if the Company is still delinquent as to amounts owed, NCSU may have the right to terminate the exclusive license agreement, but can only do so with a 60-day prior written notice, including the opportunity to cure within this timeframe. As of December 31, 2011, patent costs associated with the exclusive license agreements that could potentially be terminated had a carrying value of approximately $700,000. Additionally, NCSU has not imposed interest charges on past due amounts invoiced to the Company and as such the Company has not recorded accrued interest or interest expense.